Significant Accounting Policies - Facility Opening, Advertising Costs, Interest Expense, and Shares Held in Trust (Details) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Significant Accounting Policies
Billing duration (in days)	30 days
Long-term portion of lease obligations associated with facility closings	$ 306	$ 181
Advertising costs, net of vendor funding	230	216	$ 221
Interest expense, net of capitalized interest	1,062	1,078	859
Interest income	(21)	(20)	(21)
Interest expense), net	1,041	1,058	838
Capitalized interest	$ 8	$ 13	$ 12
Shares held in employee trust (in shares)	1	1